Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Calamos Global Total Return Fund
2020 Calamos Court
Naperville, Illinois 60563

under the

Investment Company Act of 1940

Securities Act File No. 333-129102
Investment Company Act File No. 811-21547

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Calamos Global Total Return Fund (the “Trust”) to be redeemed:

Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series T (CUSIP # 128118205) (the “APS”).

(2)	The securities are to be called or redeemed no earlier than on the following date:

May 6, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The APS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Global Total Return Fund Statement of Preferences of Auction Rate Cumulative Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding APS.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of April, 2008.

CALAMOS GLOBAL TOTAL RETURN FUND

By:	/s/Stathy Darcy
Name: Stathy Darcy
Title: Secretary